BANK BORROWINGS (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Short-Term Debt [Line Items]
Interest related to the bank borrowings	$ 0.5	$ 0.3	$ 0.2
Term Loans [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Annual interest rate	2.00%	2.00%
Term of repayments	5 years	5 years
Term Loans [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Annual interest rate	3.70%	3.70%
Term of repayments	15 years	15 years